DEBT & LIQUIDITY - Schedule of Debt (Details) - Line of Credit - Senior Secured Term Loan Facility Commitment - New Term Loan $ in Thousands	Dec. 31, 2024 USD ($)
Debt Instrument [Line Items]
Principal balance	$ 25,000
PIK	6,780
Less: Unamortized debt discount and issuance costs	(1,733)
Total carrying amount	$ 30,047